Investment In Millburn Multi-Markets Trading L.P. (Tables) - Millburn Multi-Markets Trading L.P. [Member]	12 Months Ended
Dec. 31, 2015
Schedule Of The Partnership's And The Company's Ownership Percentages Of The Master Fund

2015	2014

U.S. Feeder	72.71%	73.17%
Cayman Feeder	5.57	5.51

Total	78.28%	78.68%

Schedule Of Capital Withdrawls Payable

2015		2014
Direct investors (2)	$142,581		$800,925
U.S. Feeder	1,304,389		838,054
Cayman Feeder	104,696		100,900

Total	$1,551,666		$1,739,879

(2) Represents solely profit share of $142,581 at December 31, 2015 and includes profit share of $500,925 and General Partner redemptions of $300,000 , totaling $800,925, at December 31, 2014.